UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2006
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number: 028-14926


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katsuhiko Kumon
Title:  Manager, Financial Administration Department
Phone:  81-3-5215-9227

Signature,  Place,  and  Date  of  Signing:

/s/ Katsuhiko Kumon                Tokyo, Japan                       3/20/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:  $      181,087
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADOBE SYS INC                COM            00724F101      479   13,700 SH       DEFINED              13,700      0    0
ALTRIA GROUP INC             COM            02209S103    1,467   20,700 SH       DEFINED              20,700      0    0
AMERICAN INTL GROUP INC      COM            026874107    1,844   27,900 SH       DEFINED              27,900      0    0
AMGEN INC                    COM            031162100    1,215   16,700 SH       DEFINED              16,700      0    0
AUTOZONE INC                 COM            053332102    1,336   13,400 SH       DEFINED              13,400      0    0
BANK NEW YORK INC            COM            064057102    1,755   48,700 SH       DEFINED              48,700      0    0
BECTON DICKINSON & CO        COM            075887109    1,718   27,900 SH       DEFINED              27,900      0    0
CAREMARK RX INC              COM            141705103    1,008   20,500 SH       DEFINED              20,500      0    0
CITIGROUP INC                COM            172967101    1,450   30,700 SH       DEFINED              30,700      0    0
COCA COLA CO                 COM            191216100    1,051   25,100 SH       DEFINED              25,100      0    0
CONOCOPHILLIPS               COM            20825C104    1,200   19,000 SH       DEFINED              19,000      0    0
DARDEN RESTAURANTS INC       COM            237194105    1,091   26,600 SH       DEFINED              26,600      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109      642   15,200 SH       DEFINED              15,200      0    0
E M C CORP MASS              COM            268648102      954   70,000 SH       DEFINED              70,000      0    0
EATON CORP                   COM            278058102    2,036   27,900 SH       DEFINED              27,900      0    0
ELECTRONIC ARTS INC          COM            285512109      914   16,700 SH       DEFINED              16,700      0    0
EMERSON ELEC CO              COM            291011104    1,213   14,500 SH       DEFINED              14,500      0    0
ENTERGY CORP NEW             COM            29364G103    1,317   19,100 SH       DEFINED              19,100      0    0
EXELON CORP                  COM            30161N101    1,005   19,000 SH       DEFINED              19,000      0    0
EXXON MOBIL CORP             COM            30231G102    1,248   20,500 SH       DEFINED              20,500      0    0
FEDERATED DEPT STORES INC DE COM            31410H101    1,139   15,600 SH       DEFINED              15,600      0    0
GOODRICH CORP                COM            382388106    1,221   28,000 SH       DEFINED              28,000      0    0
INTEL CORP                   COM            458140100    1,193   61,300 SH       DEFINED              61,300      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101    1,155   14,000 SH       DEFINED              14,000      0    0
INTUIT                       COM            461202103    1,064   20,000 SH       DEFINED              20,000      0    0
JOHNSON & JOHNSON            COM            478160104      989   16,700 SH       DEFINED              16,700      0    0
JOHNSON CTLS INC             COM            478366107    2,043   26,900 SH       DEFINED              26,900      0    0
MANOR CARE INC NEW           COM            564055101    2,475   55,800 SH       DEFINED              55,800      0    0
MARSHALL & ILSLEY CORP       COM            571834100    1,381   31,700 SH       DEFINED              31,700      0    0
MCGRAW HILL COS INC          COM            580645109    1,757   30,500 SH       DEFINED              30,500      0    0
MICROSOFT CORP               COM            594918104    1,518   55,800 SH       DEFINED              55,800      0    0
NIKE INC                     CL B           654106103    1,106   13,000 SH       DEFINED              13,000      0    0
NOBLE CORPORATION            SHS            G65422100    2,255   27,800 SH       DEFINED              27,800      0    0
NORFOLK SOUTHERN CORP        COM            655844108    2,347   43,400 SH       DEFINED              43,400      0    0
NUCOR CORP                   COM            670346105    2,316   22,100 SH       DEFINED              22,100      0    0
PROCTER & GAMBLE CO          COM            742718109    1,596   27,700 SH       DEFINED              27,700      0    0
RAYTHEON CO                  COM NEW        755111507    1,279   27,900 SH       DEFINED              27,900      0    0
SPDR TR                      UNIT SER 1     78462F103  118,145  910,000 SH       SOLE                910,000      0    0
SPRINT NEXTEL CORP           COM FON        852061100    1,625   62,900 SH       DEFINED              62,900      0    0
ST PAUL TRAVELERS INC        COM            792860108    1,166   27,900 SH       DEFINED              27,900      0    0
US BANCORP DEL               COM NEW        902973304    1,281   42,000 SH       DEFINED              42,000      0    0
V F CORP                     COM            918204108      905   15,900 SH       DEFINED              15,900      0    0
VERIZON COMMUNICATIONS       COM            92343V104      681   20,000 SH       DEFINED              20,000      0    0
WACHOVIA CORP 2ND NEW        COM            929903102    1,177   21,000 SH       DEFINED              21,000      0    0
WAL MART STORES INC          COM            931142103      567   12,000 SH       DEFINED              12,000      0    0
WELLPOINT INC                COM            94973V107    2,160   27,900 SH       DEFINED              27,900      0    0
WELLS FARGO & CO NEW         COM            949746101    1,603   25,100 SH       DEFINED              25,100      0    0